Deferred consideration and contingent payments - Narrative (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Settlement	$ 3,409		$ 2,986
Deferred consideration and contingent payment	12,232		$ 13,852		$ 16,638
Tintic Consolidated Metals LLC
Disclosure of detailed information about business combination [line items]
Total consideration paid	199,500
Settlement		$ 12.5
Deferred consideration and contingent payment	$ 10,800			$ 7.5